Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Net operating loss carried forward	$ 59,949	$ 341,335
Inventory provision allowance	590,581	67,075
Total deferred tax assets	650,530	408,410
Valuation allowance	(91,847)	(121,016)	$ (90,991)
Deferred tax assets, net	$ 558,683	$ 287,394